Other Receivables and Prepayments, Net - Schedule of Movements Allowance for Doubtful Accounts (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Movements Allowance for Doubtful Accounts [Abstract]
At beginning and end of period/year	$ 2,076	$ 2,076